UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2006




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA INTERNATIONAL FUND - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2006

[LOGO OF USAA]
   USAA(R)

                             USAA INTERNATIONAL Fund

                                      [GRAPHIC OF USAA INTERNATIONAL FUND]

                           S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2006

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-8448.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              7

INVESTMENT OVERVIEW                                                           9

SHAREHOLDER VOTING RESULTS                                                   13

FINANCIAL INFORMATION

   Portfolio of Investments                                                  14

   Notes to Portfolio of Investments                                         20

   Financial Statements                                                      22

   Notes to Financial Statements                                             25

EXPENSE EXAMPLE                                                              38

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                     "

                                     SO WHAT DOES 2007 HAVE IN STORE?
                                   THE MARKETS' LONG-TERM PERFORMANCE IS
[PHOTO OF CHRISTOPHER W. CLAUS]   LIKELY TO REST ON FOUR PILLARS - INTEREST
                                     RATES, INFLATION, ECONOMIC ACTIVITY,
                                           AND CORPORATE EARNINGS.

                                                     "

                                                                   December 2006
--------------------------------------------------------------------------------

         As one year ends and another begins, it can be worthwhile to review what happened and what opportunities and risks may lie ahead. Overall, 2006 saw surprisingly strong performance from the equity market. Although stocks experienced a normal (yet painful) correction during May and June, they rebounded during the latter half of the year. For the majority of 2006, however, the driving force in the equity markets was a "junk" rally in which many low-quality companies outperformed higher-quality companies. This phenomenon is not likely to continue. In the bond market, longer-term interest rates fell below short-term rates (creating an inverted yield curve), signaling the markets' belief that the Federal Reserve Board (the Fed) would cut short-term rates in the future.

         In the wider world, hostilities continued in the Middle East, and U.S. midterm elections led to a changing of the guard in Congress. Despite predictions of major storms, the hurricane season was tame, which helped reduce the cost of oil. The dollar declined relative to the world's other major currencies, such as the euro, the yen, and the pound. And while U.S. economic growth slowed, the global economy continued to expand.

         So what does 2007 have in store? The markets' long-term performance is likely to rest on four pillars - interest rates, inflation, economic activity, and corporate earnings. As of this writing, the Fed is on hold, and Fed governors are weighing the need for another rate increase. In the past, the Fed has raised rates too high and caused a recession, but this time, Chairman Ben Bernanke seems to be waiting to see if the lagging effects of previous rate increases and a slowdown in housing and manufacturing activity can curb inflation and keep it at 2% or less.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The markets appear to believe the Fed can engineer a soft landing - where inflation moderates and economic activity is neither too low nor too high but "just right." If this "Goldilocks" scenario occurs, both the fixed-income and equity markets could have another solid year. Even so, investors can expect some periods of volatility that may test their patience and challenge their tolerance for risk.

         The U.S. economy is on a sound footing and has the potential to sustain a growth rate of 2% to 2.5%. The global economic outlook remains positive, especially in Europe and Asian-Pacific countries. Precious metals and minerals, particularly gold, have the potential to perform well because of strong demand and the weakness of the U.S. dollar. (The value of the dollar and the price of gold tend to move in opposite directions.)

         Whatever happens in 2007, we will continue working in your best interests. We will maintain our focus on quality and will seek out investment opportunities that add value while evaluating the risks that could affect them.

         From all of us, thank you for your business and the opportunity to serve your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall. o Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF DAVID R. MANNHEIM]             [PHOTO OF MARCUS L. SMITH]
   DAVID R. MANNHEIM                        MARCUS L. SMITH
      MFS Investment Management                MFS Investment Management

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six months ended November 30, 2006, the USAA International Fund had a total return of 11.88%. This compares to a return of 11.08% for the Lipper International Funds Index and 11.19% for the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI-EAFE) Index. The Fund's performance for the same period was among the top 15% of the Lipper International Funds Average.

WHAT LED TO THE STRONG PERFORMANCE?

         As always, the primary driver of the Fund's performance was individual stock selection. MFS Investment Management (MFSIM) invests one stock at a time based on in-depth research, looking for companies overseas with sustainable, above-average earnings growth. The Fund's sector positioning, regional weights, and currency exposure are products of our bottom-up process.

         During the reporting period, the Fund had particularly good stock selection in retailing, technology, and consumer staples relative to the MSCI-EAFE Index. In retailing, our holdings in U.K.-based retail giant Tesco plc and the Hong Kong-based logistics company

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         THE LIPPER INTERNATIONAL FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL INTERNATIONAL FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

         REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS.

         FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         Li & Fung Ltd. were our best relative performers. In technology, Nintendo Co. Ltd. (Japan) benefited from its release of the Wii game console amid the general upswing in the video-game cycle. In consumer staples, one of the Fund's largest holdings, Reckitt Benckiser plc (U.K.), continued to deliver solid performance.

WHAT AREAS DETRACTED FROM PERFORMANCE?

         There was weakness among our holdings in industrial goods and services. Japan's Nitto Denko Corp., which makes the polarizing film that goes on sheets of glass to enhance color in flat-screen TVs, suffered over concerns about industry pricing pressure and inventory buildup. Our view is that the supply and demand imbalance will level out in 2007 and beyond. Yes, we believe prices will come down, but we also believe volumes will go up, which ultimately helps component manufacturers such as Nitto Denko.

         An underweight position in utilities and communications also detracted from performance, as mergers and acquisitions activity, especially in Europe, drove up stock prices of utilities companies. We did, however, have very good stock selection within the sector.

HOW WAS THE FUND POSITIONED ON A REGIONAL BASIS?

         We were overweight in the European zone, neutral in the United Kingdom, and underweight in Japan. Our underweight in Japan helped performance, because it was the worst performing developed market. However, stock selection there took away some of the benefit of our underweight. We also had exposure to emerging markets, which helped performance relative to the MSCI-EAFE Index.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-19.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT'S YOUR OUTLOOK?

         Although there is more and more evidence that earnings growth is slowing from the very high levels of the past few years, we're continuing to find companies that we expect to deliver above-average earnings growth, particularly in the health care and consumer staples sectors. Following a year of significant Japanese underperformance, we're identifying new opportunities in Japan. We still like the European zone, where many companies are offering strong revenue and earnings growth, and the domestic economies of several core countries (Germany, France, and Spain) are improving. We have reduced our holdings in emerging markets because higher valuations have reduced upside potential. We ended the reporting year overweight in consumer staples and health care and underweight in energy and industrial goods and services.

         We thank you, the Fund's shareholders, for your confidence and trust.

 F U N D
=========-----------------------------------------------------------------------
            RECOGNITION

USAA INTERNATIONAL FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
                      out of 205 foreign large growth funds
                     for the period ending November 30, 2006:

                                 OVERALL RATING
                                 *   *   *    *

             3-YEAR                  5-YEAR                 10-YEAR
            * * * *                  * * * *                * * * *
        out of 205 funds        out of 174 funds        out of 70 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         RECOGNITION

 [LOGO OF LIPPER LEADER]     [LOGO OF LIPPER LEADER]     [LOGO OF LIPPER LEADER]
     TOTAL RETURN               CONSISTENT RETURN              PRESERVATION

The Fund is listed as a Lipper Leader for Total Return and Consistent Return among 67 funds within the Lipper International Large-Cap Growth Funds category, and for Preservation among 8,351 equity funds, for the overall period ending November 30, 2006. The Fund received a Lipper Leader rating for Total Return among 67, 57, and 27 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF NOVEMBER 30, 2006. LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS AS OF NOVEMBER 30, 2006. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, AND PRESERVATION METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. THE FUND RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 67 AND 57 FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 4 AMONG 21 FUNDS FOR THE 10-YEAR PERIOD. THE FUND RECEIVED A LIPPER LEADER RATING FOR PRESERVATION AMONG 8,351 AND 6,629 EQUITY FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 2 AMONG 2,477 EQUITY FUNDS FOR THE 10-YEAR PERIOD. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INTERNATIONAL FUND (Ticker Symbol: USIFX)

OBJECTIVE
--------------------------------------------------------------------------------

         Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests at least 80% of the Fund's assets in equity securities of foreign (including emerging market) companies.

-------------------------------------------------------------------------------
                                         11/30/06                   5/31/06
-------------------------------------------------------------------------------
Net Assets                           $1,213.5 Million          $1,001.1 Million
Net Asset Value Per Share                 $28.90                    $25.85

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/06
--------------------------------------------------------------------------------

5/31/06 TO 11/30/06*            1 YEAR              5 YEARS            10 YEARS
       11.88%                   29.55%               15.24%              8.29%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

       [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                LIPPER           USAA
             INTERNATIONAL   INTERNATIONAL     MSCI-EAFE
              FUNDS INDEX        FUND            INDEX
             -------------   -------------     ---------
11/30/96      $10,000.00      $10,000.00       $10,000.00
12/31/96       10,089.28       10,069.99         9,871.36
01/31/97       10,102.29       10,390.76         9,525.89
02/28/97       10,284.66       10,443.34         9,681.69
03/31/97       10,339.15       10,459.12         9,716.75
04/30/97       10,384.15       10,527.48         9,768.31
05/31/97       10,969.66       11,058.58        10,403.97
06/30/97       11,496.46       11,621.24        10,977.72
07/31/97       11,865.57       11,992.07        11,155.32
08/31/97       11,010.06       11,351.19        10,322.19
09/30/97       11,716.67       12,100.69        10,900.43
10/31/97       10,827.29       11,264.29        10,062.57
11/30/97       10,736.43       10,894.97         9,959.99
12/31/97       10,820.53       10,980.45        10,046.86
01/31/98       11,082.24       10,980.45        10,506.34
02/28/98       11,785.78       11,699.91        11,180.49
03/31/98       12,425.83       12,425.09        11,524.75
04/30/98       12,616.80       12,716.30        11,615.98
05/31/98       12,641.88       12,527.87        11,559.60
06/30/98       12,531.34       12,248.08        11,647.11
07/31/98       12,723.59       12,188.37        11,765.19
08/31/98       10,893.28       10,125.45        10,307.61
09/30/98       10,554.22        9,770.80         9,991.60
10/31/98       11,330.28       10,675.17        11,033.13
11/30/98       11,897.81       10,982.54        11,598.37
12/31/98       12,190.59       11,414.04        12,055.92
01/31/99       12,264.55       11,573.64        12,020.32
02/28/99       11,949.05       11,159.87        11,733.85
03/31/99       12,346.76       11,402.22        12,223.64
04/30/99       12,922.23       12,016.96        12,718.92
05/31/99       12,442.05       11,697.77        12,063.92
06/30/99       13,032.08       12,152.91        12,534.25
07/31/99       13,323.12       12,588.26        12,906.81
08/31/99       13,428.37       12,720.38        12,953.95
09/30/99       13,471.49       12,720.38        13,084.34
10/31/99       13,941.64       12,828.49        13,574.42
11/30/99       14,964.18       13,561.20        14,046.06
12/31/99       16,802.74       14,683.77        15,306.72
01/31/00       15,819.22       14,107.69        14,334.15
02/29/00       16,863.10       14,671.25        14,720.02
03/31/00       16,906.56       15,053.22        15,290.63
04/30/00       15,834.17       14,320.59        14,485.98
05/31/00       15,399.09       13,951.15        14,132.18
06/30/00       16,112.04       14,639.94        14,684.87
07/31/00       15,589.80       14,143.94        14,069.21
08/31/00       15,853.27       14,361.54        14,191.33
09/30/00       14,929.69       13,616.42        13,500.33
10/31/00       14,422.71       13,055.94        13,181.43
11/30/00       13,813.85       12,521.84        12,687.12
12/31/00       14,329.66       13,095.51        13,138.06
01/31/01       14,414.06       13,313.10        13,131.29
02/28/01       13,402.66       12,370.18        12,146.87
03/31/01       12,460.35       11,480.00        11,337.15
04/30/01       13,218.21       12,363.58        12,124.99
05/31/01       12,898.01       12,020.70        11,697.05
06/30/01       12,533.73       11,592.09        11,218.69
07/31/01       12,207.92       11,519.56        11,014.57
08/31/01       11,963.12       11,420.65        10,735.44
09/30/01       10,659.67       10,227.15         9,648.08
10/31/01       10,948.39       10,497.50         9,895.19
11/30/01       11,357.18       10,912.92        10,259.96
12/31/01       11,559.75       11,186.74        10,320.91
01/31/02       11,093.18       10,800.07         9,772.51
02/28/02       11,248.67       11,000.07         9,841.06
03/31/02       11,843.69       11,600.07        10,421.18
04/30/02       11,926.78       11,640.08        10,442.13
05/31/02       12,097.30       11,753.41        10,574.44
06/30/02       11,619.78       11,380.07        10,153.52
07/31/02       10,459.73       10,226.73         9,151.16
08/31/02       10,468.08       10,286.73         9,130.39
09/30/02        9,340.67        9,520.06         8,149.85
10/31/02        9,825.46       10,086.73         8,587.86
11/30/02       10,290.62       10,273.40         8,977.63
12/31/02        9,961.32       10,171.39         8,675.76
01/31/03        9,596.50        9,741.14         8,313.56
02/28/03        9,312.35        9,505.85         8,122.77
03/31/03        9,084.29        9,418.45         7,963.17
04/30/03        9,983.65       10,319.29         8,743.66
05/31/03       10,624.94       10,850.38         9,273.46
06/30/03       10,875.97       11,005.00         9,497.56
07/31/03       11,180.92       11,119.29         9,727.47
08/31/03       11,503.54       11,247.02         9,962.38
09/30/03       11,734.39       11,536.09        10,269.48
10/31/03       12,433.99       12,080.63        10,909.57
11/30/03       12,683.74       12,477.27        11,152.11
12/31/03       13,546.90       13,416.33        12,023.37
01/31/04       13,838.02       13,626.38        12,193.38
02/29/04       14,154.41       13,999.06        12,474.86
03/31/04       14,223.39       13,904.20        12,545.05
04/30/04       13,799.46       13,734.80        12,261.27
05/31/04       13,791.63       13,849.99        12,287.20
06/30/04       14,069.47       14,060.04        12,572.05
07/31/04       13,608.71       13,606.05        12,164.04
08/31/04       13,681.10       13,639.93        12,217.76
09/30/04       14,045.46       14,019.39        12,537.08
10/31/04       14,490.80       14,446.27        12,964.59
11/30/04       15,420.37       15,239.05        13,850.24
12/31/04       16,065.95       15,892.81        14,457.75
01/31/05       15,806.22       15,594.59        14,192.49
02/28/05       16,494.89       16,278.31        14,805.74
03/31/05       16,057.87       15,849.17        14,433.79
04/30/05       15,651.62       15,500.03        14,094.45
05/31/05       15,750.45       15,500.03        14,101.26
06/30/05       15,961.77       15,514.58        14,288.38
07/31/05       16,559.28       16,241.94        14,726.40
08/31/05       17,036.07       16,729.27        15,098.47
09/30/05       17,741.78       17,216.60        15,770.99
10/31/05       17,231.01       16,816.55        15,310.39
11/30/05       17,699.23       17,122.04        15,684.82
12/31/05       18,583.89       17,908.20        16,414.69
01/31/06       19,809.51       19,143.51        17,422.53
02/28/06       19,718.46       19,105.15        17,383.99
03/31/06       20,418.21       19,665.26        17,956.94
04/30/06       21,388.71       20,555.30        18,814.54
05/31/06       20,411.25       19,826.39        18,083.90
06/30/06       20,312.46       19,956.82        18,082.71
07/31/06       20,493.19       20,386.50        18,261.71
08/31/06       21,055.08       21,092.39        18,763.81
09/30/06       21,162.54       21,130.75        18,792.82
10/31/06       21,930.55       21,560.43        19,523.75
11/30/06       22,673.37       22,181.93        20,107.20

                       [END CHART]

         DATA FROM 11/30/96 THROUGH 11/30/06.

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA International Fund to the following benchmarks:

         o The Lipper International Funds Index tracks the total return performance of the 30 largest funds within the Lipper
            InternationalFunds category.

         o The Morgan Stanley Capital International Europe, Australasia and Far East (MSCI-EAFE) Index is an unmanaged index that reflects the movements of stock markets in Europe, Australasia, and the Far East by representing a broad selection of domestically listed companies within each market.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

------------------------------------------------------
                   TOP 10 INDUSTRIES
                   (% of Net Assets)
------------------------------------------------------

Pharmaceuticals                                   9.2%

Regional Banks                                    5.9%

Diversified Banks                                 5.0%

Electrical Components & Equipment                 4.6%

Multi-Line Insurance                              4.5%

Integrated Oil & Gas                              4.2%

Packaged Foods & Meat                             4.0%

Distillers & Vintners                             3.9%

Household Products                                3.5%

Casinos & Gaming                                  3.4%
------------------------------------------------------

------------------------------------------------------
                TOP 10 EQUITY HOLDINGS
                   (% of Net Assets)
------------------------------------------------------

Nestle S.A.                                       4.0%

Reckitt Benckiser plc                             3.5%

Roche Holdings AG                                 3.5%

UBS AG                                            3.0%

Samsung Electronics Co. Ltd.                      2.9%

Schneider Electric S.A.                           2.9%

AXA S.A.                                          2.7%

E. On AG                                          2.6%

Total S.A. ADR                                    2.5%

Toyota Motor Corp.                                2.5%
------------------------------------------------------

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-19.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                    ASSET ALLOCATION
                        11/30/06

                         [PIE CHART OF ASSET ALLOCATION]

France                                       22.8%
United Kingdom                               20.0%
Japan                                        16.4%
Switzerland                                  15.4%
Germany                                       4.5%
Italy                                         4.3%
Other*                                       26.7%

                      [END CHART]

        *INCLUDES COUNTRIES WITH LESS THAN 3% OF THE PORTFOLIO, MONEY MARKET
         INSTRUMENTS, (2.2%), AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (9.4%).

        PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

         On July 19, 2006, a meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 26, 2006, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

         The following proposals and voting results pertain to one or more series within USAA Investment Trust (the Trust). Votes shown for Proposal 1 are for the entire series of the Trust. Votes shown for Proposal 2 are for the USAA International Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

         Re-election of the Funds' Board of Trustees.

         NUMBER OF SHARES VOTING
         -----------------------------------------------------------------------
              TRUSTEES                  FOR                    VOTES WITHHELD
         -----------------------------------------------------------------------
         Richard A. Zucker           326,660,678                   6,558,674
         Barbara B. Dreeben          326,423,871                   6,795,482
         Robert L. Mason, Ph.D.      326,749,557                   6,469,795
         Michael F. Reimherr         326,757,132                   6,462,221
         Christopher W. Claus        326,747,028                   6,472,324

PROPOSAL 2
--------------------------------------------------------------------------------

         Approval of a reorganization plan for the Fund.

         NUMBER OF SHARES VOTING
         -----------------------------------------------------------------------
            FOR            AGAINST           ABSTAIN           BROKER NON-VOTE*
         -----------------------------------------------------------------------
         24,463,502        591,232           338,369              2,752,783

         *Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INTERNATIONAL FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES   SECURITY                                                                              (000)
--------------------------------------------------------------------------------------------------------
             COMMON STOCKS (98.5%)

             CONSUMER DISCRETIONARY (14.9%)
             ------------------------------
             ADVERTISING (1.9%)
 1,722,790   WPP Group plc                                                                    $   22,859
                                                                                              ----------

             APPAREL & ACCESSORIES & LUXURY GOODS (2.2%)
   262,000   LVMH Moet Hennessy Louis Vuitton S.A.(a)                                             27,169
                                                                                              ----------

             APPAREL RETAIL (1.7%)
   841,000   Esprit Holdings Ltd.                                                                  8,720
   339,670   Next plc                                                                             11,885
                                                                                              ----------
                                                                                                  20,605
                                                                                              ----------
             AUTOMOBILE MANUFACTURERS (2.5%)
   505,600   Toyota Motor Corp.                                                                   30,662
                                                                                              ----------

             CASINOS & GAMING (3.4%)
 1,983,421   Ladbrokes plc                                                                        15,722
 2,110,590   William Hill plc                                                                     25,972
                                                                                              ----------
                                                                                                  41,694
                                                                                              ----------
             LEISURE PRODUCTS (1.0%)
    48,000   Nintendo Co. Ltd.                                                                    11,445
                                                                                              ----------

             MOVIES & ENTERTAINMENT (0.8%)
   264,550   Vivendi S.A.                                                                         10,178
                                                                                              ----------

             TIRES & RUBBER (1.4%)
   751,400   Bridgestone Corp.                                                                    16,455
                                                                                              ----------
             Total Consumer Discretionary                                                        181,067
                                                                                              ----------

             CONSUMER STAPLES (16.1%)
             ------------------------
             DISTILLERS & VINTNERS (3.9%)
 1,290,370   Diageo plc                                                                           24,769
   103,580   Pernod Ricard S.A.(a)                                                                22,936
                                                                                              ----------
                                                                                                  47,705
                                                                                              ----------
             FOOD RETAIL (2.4%)
 3,742,209   Tesco plc                                                                            28,781
                                                                                              ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES   SECURITY                                                                              (000)
--------------------------------------------------------------------------------------------------------
             HOUSEHOLD PRODUCTS (3.5%)
   946,330   Reckitt Benckiser plc                                                            $   42,079
                                                                                              ----------

             PACKAGED FOODS & MEAT (4.0%)
   136,971   Nestle S.A.                                                                          48,347
                                                                                              ----------

             PERSONAL PRODUCTS (2.3%)
   784,000   Kao Corp.                                                                            21,132
    67,040   L'Oreal S.A.                                                                          6,756
                                                                                              ----------
                                                                                                  27,888
                                                                                              ----------
             Total Consumer Staples                                                              194,800
                                                                                              ----------

             ENERGY (5.6%)
             -------------
             INTEGRATED OIL & GAS (4.2%)
   580,610   Royal Dutch Shell plc "A"                                                            20,544
   432,116   Total S.A. ADR(a)                                                                    30,879
                                                                                              ----------
                                                                                                  51,423
                                                                                              ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.4%)
   646,870   BG Group plc                                                                          8,704
 9,363,500   CNOOC Ltd.                                                                            8,282
                                                                                              ----------
                                                                                                  16,986
                                                                                              ----------
             Total Energy                                                                         68,409
                                                                                              ----------

             FINANCIALS (22.0%)
             ------------------
             CONSUMER FINANCE (0.6%)
   403,800   Aeon Credit Service Co., Ltd.                                                         7,901
                                                                                              ----------

             DIVERSIFIED BANKS (5.0%)
   499,250   Banco Bilbao Vizcaya Argentaria S.A.                                                 12,067
 1,998,380   Bangkok Bank Public Co. Ltd.                                                          7,293
   184,607   Julius Baer Holding Ltd. "B"                                                         19,641
11,786,500   PT Bank Central Asia Tbk                                                              6,816
 2,409,000   Shinsei Bank Ltd.                                                                    14,276
                                                                                              ----------
                                                                                                  60,093
                                                                                              ----------
             DIVERSIFIED CAPITAL MARKETS (3.0%)
   608,200   UBS AG                                                                               36,566
                                                                                              ----------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES   SECURITY                                                                              (000)
--------------------------------------------------------------------------------------------------------
             MULTI-LINE INSURANCE (4.5%)
   486,440   Assicurazioni Generali S.p.A.                                                    $   21,162
   880,490   AXA S.A.(a)                                                                          33,350
                                                                                              ----------
                                                                                                  54,512
                                                                                              ----------
             PROPERTY & CASUALTY INSURANCE (0.9%)
   535,488   QBE Insurance Group Ltd.                                                             10,938
                                                                                              ----------

             REGIONAL BANKS (5.9%)
 1,394,000   Banca Intesa S.p.A.                                                                   9,849
   641,230   Credit Agricole S.A.                                                                 27,149
   179,430   Erste Bank der oesterreichischen Sparkassen AG                                       13,072
 2,473,210   UniCredito Italiano S.p.A.(a)                                                        21,356
                                                                                              ----------
                                                                                                  71,426
                                                                                              ----------
             REINSURANCE (2.1%)
   292,907   Swiss Re                                                                             25,004
                                                                                              ----------
             Total Financials                                                                    266,440
                                                                                              ----------

             HEALTH CARE (9.8%)
             ------------------
             HEALTH CARE EQUIPMENT (0.6%)
    61,650   Synthes, Inc.                                                                         7,243
                                                                                              ----------

             PHARMACEUTICALS (9.2%)
    35,840   Actelion Ltd.*                                                                        6,391
   138,610   AstraZeneca plc                                                                       8,038
 1,148,410   GlaxoSmithKline plc                                                                  30,499
   237,890   Roche Holdings AG                                                                    42,977
   276,380   Sanofi-Aventis S.A.                                                                  24,267
                                                                                              ----------
                                                                                                 112,172
                                                                                              ----------
             Total Health Care                                                                   119,415
                                                                                              ----------

             INDUSTRIALS (9.1%)
             ------------------
             AEROSPACE & DEFENSE (1.1%)
   725,690   Smiths Group plc                                                                     12,960
                                                                                              ----------

             AIR FREIGHT & LOGISTICS (0.3%)
    87,960   TNT N.V.                                                                              3,701
                                                                                              ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES   SECURITY                                                                              (000)
--------------------------------------------------------------------------------------------------------
             BUILDING PRODUCTS (1.2%)
 1,266,000   Asahi Glass Co. Ltd.                                                             $   14,962
                                                                                              ----------

             ELECTRICAL COMPONENTS & EQUIPMENT (4.6%)
   369,582   Legrand S.A.                                                                         10,235
   374,600   Omron Corp.                                                                          10,097
   323,716   Schneider Electric S.A.                                                              35,047
                                                                                              ----------
                                                                                                  55,379
                                                                                              ----------
             RAILROADS (0.9%)
   227,412   Canadian National Railway Co.                                                        10,704
                                                                                              ----------

             TRADING COMPANIES & DISTRIBUTORS (1.0%)
 4,156,400   Li & Fung Ltd.                                                                       12,022
                                                                                              ----------
             Total Industrials                                                                   109,728
                                                                                              ----------

             INFORMATION TECHNOLOGY (8.2%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.8%)
 2,457,290   LM Ericsson Telephone Co. "B" ADR                                                     9,508
                                                                                              ----------

             ELECTRONIC EQUIPMENT MANUFACTURERS (3.0%)
   464,300   Canon, Inc.                                                                          24,548
   139,000   FANUC Ltd.                                                                           12,668
                                                                                              ----------
                                                                                                  37,216
                                                                                              ----------
             OFFICE ELECTRONICS (1.5%)
   948,000   Ricoh Co. Ltd.                                                                       18,017
                                                                                              ----------

             SEMICONDUCTORS (2.9%)
    51,151   Samsung Electronics Co. Ltd.                                                         35,115
                                                                                              ----------
             Total Information Technology                                                         99,856
                                                                                              ----------

             MATERIALS (6.7%)
             ----------------
             DIVERSIFIED CHEMICALS (1.9%)
   436,490   Bayer AG                                                                             22,504
                                                                                              ----------

             DIVERSIFIED METALS & MINING (0.8%)
   506,390   BHP Billiton plc                                                                      9,606
                                                                                              ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES   SECURITY                                                                              (000)
--------------------------------------------------------------------------------------------------------
             INDUSTRIAL GASES (3.1%)
    97,063   Air Liquide S.A.                                                                 $   21,968
    70,583   Air Liquide S.A. - Bonus Shares(b)                                                   15,975
                                                                                              ----------
                                                                                                  37,943
                                                                                              ----------
             SPECIALTY CHEMICALS (0.9%)
     1,500   Givaudan S.A.                                                                         1,343
   209,700   Nitto Denko Corp.                                                                    10,127
                                                                                              ----------
                                                                                                  11,470
                                                                                              ----------
             Total Materials                                                                      81,523
                                                                                              ----------

             TELECOMMUNICATION SERVICES (1.9%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
 8,947,650   Singapore Telecommunications Ltd.                                                    16,742
                                                                                              ----------

             WIRELESS TELECOMMUNICATION SERVICES (0.5%)
 2,996,000   Hutchison Telecommunications International Ltd.*                                      6,532
                                                                                              ----------
             Total Telecommunication Services                                                     23,274
                                                                                              ----------

             UTILITIES (4.2%)
             ----------------
             GAS UTILITIES (1.6%)
   239,540   Gaz de France S.A.(a)                                                                10,342
 1,664,000   Tokyo Gas Co. Ltd.                                                                    8,251
                                                                                              ----------
                                                                                                  18,593
                                                                                              ----------
             MULTI-UTILITIES (2.6%)
   247,510   E. On AG                                                                             31,783
                                                                                              ----------
             Total Utilities                                                                      50,376
                                                                                              ----------
             Total Common Stocks (cost: $922,147)                                              1,194,888
                                                                                              ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
             MONEY MARKET INSTRUMENTS (2.2%)

             COMMERCIAL PAPER (2.2%)
   $27,473   Citigroup Funding, Inc., 5.31%, 12/01/2006 (cost: $27,473)                           27,473
                                                                                              ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                                                         VALUE
     (000)   SECURITY                                                                              (000)
--------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH
             COLLATERAL FROM SECURITIES LOANED (9.4%)

             CORPORATE OBLIGATIONS (2.2%)
   $10,000   Canadian Imperial Bank of Commerce, Yankee CD, 5.47%(c), 1/30/2007               $   10,002
    17,000   Toyota Motor Credit Corp, 5.35%(c), 7/19/2007                                        17,005
                                                                                              ----------
             Total Corporate Obligations                                                          27,007
                                                                                              ----------
    NUMBER
 OF SHARES
----------
             MONEY MARKET FUNDS (0.1%)
   784,797   AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.26%(d)                         785
                                                                                              ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
             REPURCHASE AGREEMENTS (7.1%)(e)
   $29,000      Credit Suisse First Boston LLC, 5.30%, acquired on 11/30/2006 and due 12/01/2006 at $29,000 (collateralized by $30,070 of
                Freddie Mac Discount Notes(g), 5.28%(f), due 3/23/2007;
                market value $29,583)                                                             29,000
    35,000    Deutsche Bank Securities, Inc., 5.30%, acquired on 11/30/2006 and due 12/01/2006 at $35,000 (collateralized by $25,000 of
                Freddie Mac Notes(g), 5.25%, due 12/01/2014; $10,231 of Federal
                Farm Credit Bank(g), 5.10%, due 2/27/2015; combined
                market value $35,701)                                                             35,000
    22,000   Morgan Stanley & Co., Inc., 5.28%, acquired on 11/30/2006 and due 12/01/2006 at $22,000 (collateralized by $9,540 of Farmer
                Mac Notes(g), 5.90%, due 3/03/2009; $12,615 of Fannie Mae
                Notes(g), 5.24% - 6.00%, due 8/07/2018 - 12/30/2024;
                combined market value $22,654)                                                    22,000
                                                                                              ----------
             Total Repurchase Agreements                                                          86,000
                                                                                              ----------
             Total Short-Term Investments Purchased with Cash Collateral
                from Securities Loaned (cost: $113,787)                                          113,792
                                                                                              ----------

             TOTAL INVESTMENTS (COST: $1,063,407)                                             $1,336,153
                                                                                              ==========

20

 N O T E S
==========----------------------------------------------------------------------
            to Portfolio of INVESTMENTS

USAA INTERNATIONAL FUND
NOVEMBER 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         CD - Certificate of deposit

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of November 30, 2006.

         (b) Security was fair valued at November 30, 2006, by USAA Investment Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

         (c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2006.

         (d) Rate represents the money market fund annualized seven-day yield at November 30, 2006.

         (e) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

 N O T E S
==========----------------------------------------------------------------------
            to Portfolio of INVESTMENTS
            (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2006 (UNAUDITED)

         (f) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (g) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         * Non-income-producing security for the 12 months preceding November 30, 2006.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2006 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $107,980) (identified cost of $1,063,407)                       $1,336,153
   Cash                                                                                   1
   Cash denominated in foreign currencies (identified cost of $524)                     532
   Receivables:
      Capital shares sold                                                             1,771
      Dividends and interest                                                          2,272
      Securities sold                                                                10,969
      Other                                                                              68
                                                                                 ----------
         Total assets                                                             1,351,766
                                                                                 ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                              113,787
      Securities purchased                                                           22,938
      Capital shares redeemed                                                           654
   Unrealized depreciation on foreign currency contracts held, at value                  15
   Accrued management fees                                                              731
   Accrued transfer agent's fees                                                         34
   Other accrued expenses and payables                                                  146
                                                                                 ----------
         Total liabilities                                                          138,305
                                                                                 ----------
            Net assets applicable to capital shares outstanding                  $1,213,461
                                                                                 ==========

NET ASSETS CONSIST OF:
   Paid-in capital                                                               $  819,232
   Accumulated undistributed net investment income                                   25,195
   Accumulated net realized gain on investments                                      96,368
   Net unrealized appreciation of investments                                       272,746
   Net unrealized depreciation of foreign currency translations                         (80)
                                                                                 ----------
            Net assets applicable to capital shares outstanding                  $1,213,461
                                                                                 ==========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                   41,985
                                                                                 ==========
   Net asset value, redemption price, and offering price per share               $    28.90
                                                                                 ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INTERNATIONAL FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2006 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $474)                  $  6,823
   Interest                                                                510
   Securities lending (net)                                                209
                                                                      --------
      Total income                                                       7,542
                                                                      --------
EXPENSES
   Management fees                                                       4,057
   Administration and servicing fees                                       811
   Transfer agent's fees                                                 1,121
   Custody and accounting fees                                             301
   Postage                                                                 155
   Shareholder reporting fees                                               41
   Trustees' fees                                                            4
   Registration fees                                                        24
   Professional fees                                                        44
   Other                                                                    14
                                                                      --------
      Total expenses                                                     6,572
   Expenses paid indirectly                                                (11)
                                                                      --------
      Net expenses                                                       6,561
                                                                      --------
NET INVESTMENT INCOME                                                      981
                                                                      --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized gain (loss) on:
      Investments                                                       39,425
      Foreign currency transactions                                        (83)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                       83,242
      Foreign currency translations                                       (161)
                                                                      --------
         Net realized and unrealized gain                              122,423
                                                                      --------
   Increase in net assets resulting from operations                   $123,404
                                                                      ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INTERNATIONAL FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2006 (UNAUDITED),
AND YEAR ENDED MAY 31, 2006


FROM OPERATIONS                                                 11/30/2006     5/31/2006
                                                                ------------------------
   Net investment income                                        $      981    $   26,574
   Net realized gain on investments                                 39,425        73,959
   Net realized gain (loss) on foreign currency transactions           (83)          391
   Change in net unrealized appreciation/depreciation of:
      Investments                                                   83,242        89,804
      Foreign currency translations                                   (161)          131
                                                                ------------------------
         Increase in net assets resulting from operations          123,404       190,859
                                                                ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                 -        (7,016)
   Net realized gains                                                    -       (34,696)
                                                                ------------------------
      Distributions to shareholders                                      -       (41,712)
                                                                ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       170,543       286,691
   Reinvested dividends                                                  -        40,668
   Cost of shares redeemed                                         (81,627)     (121,301)
                                                                ------------------------
      Increase in net assets from capital share transactions        88,916       206,058
                                                                ------------------------
   Capital contribution from USAA Transfer Agency Company                -            28
                                                                ------------------------
   Net increase in net assets                                      212,320       355,233

NET ASSETS
   Beginning of period                                           1,001,141       645,908
                                                                ------------------------
   End of period                                                $1,213,461    $1,001,141
                                                                ========================
Accumulated undistributed net investment income:
   End of period                                                $   25,195    $   24,214
                                                                ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                       6,304        11,727
   Shares issued for dividends reinvested                                -         1,743
   Shares redeemed                                                  (3,051)       (5,036)
                                                                ------------------------
      Increase in shares outstanding                                 3,253         8,434
                                                                ========================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INTERNATIONAL FUND
NOVEMBER 30, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA International Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is

26

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2006 (UNAUDITED)

                 calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

              4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              5. Repurchase agreements are valued at cost, which approximates market value.

              6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2006 (UNAUDITED)

                 comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              7. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date).

28

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2006 (UNAUDITED)

              Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2006 (UNAUDITED)

              2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended November 30, 2006, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2006 (UNAUDITED)

              expenses by $6,000 and $5,000, respectively, resulting in a total reduction in Fund expenses of $11,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2006 (UNAUDITED)

         exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended November 30, 2006, the Fund paid CAPCO facility fees of $1,000, which represents 2.6% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2007, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2006, were $293,829,000 and $204,304,000, respectively.

         As of November 30, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2006, were $289,121,000 and $16,375,000, respectively, resulting in net unrealized appreciation of $272,746,000.

32

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2006 (UNAUDITED)

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transactions. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of MetWest, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended November 30, 2006, the Fund received securities-lending income of $209,000, which is net of the 20% income retained by MetWest. As of November 30, 2006, the Fund loaned securities having a fair market value of approximately $107,980,000 and received cash collateral of $113,787,000 for the loans, which was invested in short-term investments, as noted in the Fund's portfolio of investments.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2006 (UNAUDITED)

              responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper International Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper International Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from

34

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2006 (UNAUDITED)

              (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper International Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended November 30, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $4,057,000, which included a performance adjustment of $2,000 that increased the base management fee of 0.75% by less than 0.01%.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with MFS Investment Management (MFSIM), under which MFSIM directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays MFSIM a subadvisory fee in the annual amount of 0.29% of the portion of the Fund's average net assets that MFSIM manages. For the six-month period ended November 30, 2006, the Manager incurred subadvisory fees, paid or payable to MFSIM, of $1,570,000.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2006 (UNAUDITED)

              paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $811,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended November 30, 2006, the Fund reimbursed the Manager $12,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,121,000.

           E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

36

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2006 (UNAUDITED)

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. At this time, the Manager has not determined the effect, if any, that the adoption of FIN 48 will have on the Fund's financial statements.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2006, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2006 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH
                                  PERIOD ENDED
                                    NOVEMBER 30,                     YEAR ENDED May 31,
                                   ------------------------------------------------------------------------
                                         2006          2006        2005        2004        2003        2002
                                   ------------------------------------------------------------------------
Net asset value at
   beginning of period             $    25.85    $    21.32    $  20.45    $  16.15    $  17.63    $  18.23
                                   ------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                  .02(c)        .72         .10         .15         .11         .14
   Net realized and unrealized
      gain (loss)                        3.03(c)       5.09        2.35        4.30       (1.46)       (.56)
                                   ------------------------------------------------------------------------
Total from investment operations         3.05(c)       5.81        2.45        4.45       (1.35)       (.42)
                                   ------------------------------------------------------------------------
Less distributions:
   From net investment income               -          (.21)       (.14)       (.10)       (.13)       (.18)
   From realized capital gains              -         (1.07)      (1.44)       (.05)          -           -
                                   ------------------------------------------------------------------------
   Total distributions                      -         (1.28)      (1.58)       (.15)       (.13)       (.18)
                                   ------------------------------------------------------------------------
Net asset value at end of period   $    28.90    $    25.85    $  21.32    $  20.45    $  16.15    $  17.63
                                   ========================================================================
Total return (%)*                       11.80         27.90       11.91       27.63       (7.63)      (2.22)
Net assets at end of period (000)  $1,213,461    $1,001,141    $645,908    $479,477    $347,543    $382,459
Ratio of expenses to average
   net assets (%)**(b)                   1.21(a)       1.20        1.24        1.31        1.42        1.32
Ratio of net investment income
   to average net assets (%)**            .18(a)       3.29        1.02         .91         .79         .78
Portfolio turnover (%)                  18.99         44.46       41.11       58.70      148.14       35.63

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period. Calculated using adjusted net assets and may differ from the Lipper calculated return.
 ** For the six-month period ended November 30, 2006, average net assets were $1,080,079,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The
    Fund's expenses paid indirectly decreased the expense ratios as follows:
                                         (.00%)(+)     (.01%)      (.01%)      (.01%)      (.01%)      (.00%)(+)
    + Represents less than 0.01% of average net assets.
(c) Calculated using average shares. For the six-month period ended November 30,
    2006, average shares were 40,154,000.

38

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA INTERNATIONAL FUND
NOVEMBER 30, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2006, through November 30, 2006.

 ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2006 (UNAUDITED)

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                       EXPENSES PAID
                                   BEGINNING          ENDING           DURING PERIOD*
                                 ACCOUNT VALUE     ACCOUNT VALUE       JUNE 1, 2006 -
                                 JUNE 1, 2006    NOVEMBER 30, 2006   NOVEMBER 30, 2006
                                 -----------------------------------------------------
         Actual                    $1,000.00         $1,118.00              $6.42

         Hypothetical
            (5% return before
            expenses)               1,000.00          1,019.00               6.12

         *Expenses are equal to the Fund's annualized expense ratio of 1.21%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 11.80% for the six-month period of June 1, 2006, through November 30, 2006.

40

 N O T E S
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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:00 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                            U.S.
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   Receive this document and others electronically. Sign up at USAA.COM, enter keyword LESSMAIL.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23410-0107                                   (C)2007, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2006

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    01-29-2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    01-30-2007
         ------------------------------


By:*     DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    01-29-2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.